Other disclosures - Risk review - Maturity analysis of off-balance sheet commitments given (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities [line items]
Contingent liabilities	£ 19,012	£ 19,939
Documentary credits and other short-term trade related transactions	812	1,005
Standby facilities, credit lines and other commitments	314,761	302,681
Total off-balance sheet	334,585	323,625
On demand [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	16,047	17,111
Documentary credits and other short-term trade related transactions	34	987
Standby facilities, credit lines and other commitments	311,481	300,043
Total off-balance sheet	327,562	318,141
Not more than three months [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	1,085	425
Documentary credits and other short-term trade related transactions	593	10
Standby facilities, credit lines and other commitments	1,144	479
Total off-balance sheet	2,822	914
Over three months but not more than six months [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	560	845
Documentary credits and other short-term trade related transactions	147	8
Standby facilities, credit lines and other commitments	883	415
Total off-balance sheet	1,590	1,268
Over six months and not later than nine months [Member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	92	233
Documentary credits and other short-term trade related transactions	26	0
Standby facilities, credit lines and other commitments	77	604
Total off-balance sheet	195	837
Over nine months and not later than one year [Member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	242	285
Documentary credits and other short-term trade related transactions	6	0
Standby facilities, credit lines and other commitments	778	818
Total off-balance sheet	1,026	1,103
Later than one year and not later than two years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	346	355
Documentary credits and other short-term trade related transactions	5	0
Standby facilities, credit lines and other commitments	44	55
Total off-balance sheet	395	410
Later than two years and not later than three years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	80	187
Documentary credits and other short-term trade related transactions	1	0
Standby facilities, credit lines and other commitments	47	47
Total off-balance sheet	128	234
Over three years but not more than five years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	59	88
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	259	150
Total off-balance sheet	318	238
Over five years and not later than ten years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	245	259
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	2	0
Total off-balance sheet	247	259
Over ten years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	256	151
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	46	70
Total off-balance sheet	£ 302	£ 221